Intangible Assets - Intangible Assets (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 1,966,683		₩ 1,950,858
Changes in intangible assets other than goodwill [abstract]
Beginning	[1]	1,950,858
Ending		1,966,684	$ 1,330,765	1,950,858	[1]
Insurance expenses and other operating expenses and others in the statements of comprehensive income		37,906		44,286
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		4,689,419		4,491,211
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,630,666)		(2,456,769)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(181,096)		(108,430)
Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		89,026		24,846
Goodwill
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		874,048		866,974
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		922,959		918,913
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Goodwill | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(137,937)		(76,785)
Changes in intangible assets other than goodwill [abstract]
Beginning		(76,785)		(70,517)
Impairment		(60,273)		(6,268)
Others		(879)		0
Ending		(137,937)		(76,785)
Goodwill | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		89,026		24,846
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,092,635		1,083,884
Changes in intangible assets other than goodwill [abstract]
Beginning		1,083,884		1,013,315
Acquisition&Transfer		423,294		478,183
Disposal		(10,108)		(7,761)
Amortization	[2]	(398,967)		(389,371)
Business combination				5,014
Others		(5,468)		(15,496)
Ending		1,092,635		1,083,884
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		3,766,460		3,572,298
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,630,666)		(2,456,769)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(43,159)		(31,645)
Changes in intangible assets other than goodwill [abstract]
Beginning		(31,645)		(32,766)
Reversal		1,020		2,119
Impairment		(15,468)		(12,876)
Disposal and others		2,934		11,878
Ending		(43,159)		(31,645)
Other intangible assets | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		661		1,086
Changes in intangible assets other than goodwill [abstract]
Beginning		1,086		1,111
Acquisition&Transfer		164		243
Disposal		(431)		0
Amortization	[2]	(158)		(268)
Business combination				0
Others		0		0
Ending		661		1,086
Industrial property rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,632		4,541
Industrial property rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,971)		(2,740)
Industrial property rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		(715)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		694,906		566,354
Changes in intangible assets other than goodwill [abstract]
Beginning		566,354		620,248
Acquisition&Transfer		419,582		238,191
Disposal		(3,144)		0
Amortization	[2]	(292,596)		(291,422)
Business combination				23
Others		4,710		(686)
Ending		694,906		566,354
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,718,892		2,503,883
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,022,510)		(1,936,689)
Software | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,476)		(840)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		396,480		514,849
Changes in intangible assets other than goodwill [abstract]
Beginning	[3]	514,849		389,354
Acquisition&Transfer	[3]	3,548		239,749
Disposal	[3]	(6,533)		(7,761)
Amortization	[2],[3]	(105,206)		(96,674)
Business combination	[3]			4,991
Others	[3]	(10,178)		(14,810)
Ending	[3]	396,480		514,849
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,009,809		1,028,747
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(571,646)		(483,808)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(41,683)		(30,090)
Right-of-use assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		588		1,595
Changes in intangible assets other than goodwill [abstract]
Beginning		1,595		2,602
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[2]	(1,007)		(1,007)
Business combination				0
Others		0		0
Ending		588		1,595
Right-of-use assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		35,127		35,127
Right-of-use assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(34,539)		(33,532)
Right-of-use assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 0		₩ 0

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes ￦44,286 million and ￦37,906 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2023 and 2024, respectively.
[3]	Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.